APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
Global X Funds
410 Park Avenue, 4th Floor
New York, NY 10022

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Global X MSCI China Consumer Discretionary ETF
Global X MSCI China Energy ETF
Global X MSCI China Financials ETF
Global X MSCI China Industrials ETF
Global X MSCI China Materials ETF
Global X MSCI China Communication Services ETF
Global X MSCI China Consumer Staples ETF
Global X MSCI China Health Care ETF
Global X MSCI China Information Technology ETF
Global X MSCI China Real Estate ETF
Global X MSCI China Utilities ETF
Global X MSCI China Large-Cap 50 ETF
Global X FTSE Southeast Asia ETF
Global X MSCI Colombia ETF
Global X MSCI Argentina ETF
Global X MSCI Greece ETF
Global X MSCI Norway ETF
Global X FTSE Nordic Region ETF
Global X MSCI Nigeria ETF
Global X MSCI Next Emerging & Frontier ETF
Global X MSCI Portugal ETF
Global X MSCI Pakistan ETF
Global X DAX Germany ETF
Global X Silver Miners ETF
Global X Gold Explorers ETF
Global X Copper Miners ETF
Global X Uranium ETF
Global X Lithium & Battery Tech ETF
Global X Fertilizers/Potash ETF
Global X SuperDividend ETF
Global X SuperDividend U.S. ETF
Global X SuperDividend Emerging Markets ETF
Global X MSCI Superdividend EAFE ETF
Global X SuperDividend REIT ETF
Global X SuperIncome Preferred ETF
Global X YieldCo & Renewable Energy Income ETF
Global X Social Media Index ETF
Global X E-commerce ETF
Global X Guru Index ETF
Global X Scientific Beta US ETF
Global X Scientific Beta Europe ETF
Global X Scientific Beta Japan ETF
Global X Scientific Beta Asia ex-Japan ETF
Global X S&P 500 Catholic Values ETF
Global X NASDAQ 100 Covered Call ETF
Global X S&P 500 Covered Call ETF
Global X Russell 2000 Covered Call ETF
Global X JPMorgan Efficiente Index ETF
Global X JPMorgan US Sector Rotator Index ETF


3. Investment Company Act File Number:  811-22209

    Securities Act File Number:  333-151713

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]
<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,801,036,358.00

(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,007,566,585.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0.00

(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,007,566,585.00

(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]:  $ 793,469,773.00

(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0.00

(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298

(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $  102,992.38

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $  102,992.38




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Luis Berruga

	Luis Berruga, CEO

        Date:  January 14, 2020